Note 12 - Stockholders' Equity - Unvested Performance-based Shares (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unvested, shares (in shares)	599,858	874,422	1,813,895
Unvested, weighted average fair value per share (in dollars per share)	$ 5.54	$ 2.61	$ 0.41
Granted, shares (in shares)	336,096	322,796	122,462
Granted (unvested), weighted average fair value per share (in dollars per share)	$ 3.54	$ 3.78	$ 13.7
Canceled, shares (in shares)	(109,727)		(174,108)
Canceled, weighted average fair value per share (in dollars per share)	$ 5.3		$ 0.76
Vested	(205,425)	(597,360)	(887,827)
Distributed (vested), weighted average fair value per share (in dollars per share)	$ 8.17	$ 0.31	$ 0
Unvested, shares (in shares)	620,802	599,858	874,422
Unvested, weighted average fair value per share (in dollars per share)	$ 3.63	$ 5.54	$ 2.61